Significant related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Significant Related Party Transactions
Schedule of related party
	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Sales to a shareholder	2,850	3,000

Schedule of compensation of key management personnel
	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Salaries, bonuses, and allowances	158,420	132,000
Employer’s contribution to Central Provident Fund	20,975	15,096

	179,395	147,096